Terminated Acquisition	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Terminated Acquisition
TERMINATED ACQUISITION

In May 2017 Fortis had entered into an agreement with Teck Resources Limited to acquire a two-thirds ownership interest in the Waneta Dam and related transmission assets in British Columbia. In August 2017 BC Hydro exercised its right of first offer in this regard. Consequently, the purchase agreement with Fortis was terminated, resulting in the payment of a $28 million break fee to Fortis, which was recognized in operating expenses.